LOAN PAYABLE (Details) - USD ($)			12 Months Ended
	Feb. 16, 2021	May 01, 2020	Dec. 31, 2020
Current loan payable
Loan payable			$ 105,600
Loan initial proceeds			115,600
SBA Loan
Current loan payable
Principal amount		$ 115,600	105,600
Loan payable			105,600
Loan initial proceeds			115,600
Loan repayments			10,000
Loan term		2 years
Loan fixed interest rate		1.00%
Loan first payment due		7 months
Loan forgiveness	$ 105,800		$ 105,800